Commitments and Contingencies - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2022
Lessee, Lease, Description [Line Items]
Operating leases rent expense	$ 1.6	$ 1.2	$ 1.0
Minimum
Lessee, Lease, Description [Line Items]
Operating leases term	6 months			6 months
Maximum
Lessee, Lease, Description [Line Items]
Operating leases term	160 months			120 months